Certain Risks And Concentrations (Details) (Customers A [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customers A [Member]
Certain Risks And Concentrations [Line Items]
Concentration risk, Percentage	26.00%	24.00%	21.00%